UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund:   BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc.,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
Birmingham Water Works Board, RB, Series B, 5.00%, 1/01/38	$2,000	$2,016,360
City of Birmingham Alabama, GO, CAB, Series A, 5.31%, 3/01/43 (a)	560	453,281
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	3,000	2,867,310
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/14 (b)	7,125	7,292,509

		12,629,460
Alaska — 1.7%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	640,536
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	810	728,741
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,462,580
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	5,040,119

		7,871,976
Arizona — 0.9%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,603,312
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	1,953,748
5.25%, 10/01/28	250	265,790

		3,822,850
Arkansas — 0.3%
Arkansas Development Finance Authority, RB (AMBAC), 5.68%, 7/01/46 (c)	7,000	1,106,280
California — 19.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	4,150	4,413,815
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (c):
5.86%, 8/01/37	3,250	811,915
5.90%, 8/01/38	7,405	1,730,104
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	852,888
Sutter Health, Series A, 5.00%, 8/15/52	1,910	1,818,893
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,645,350
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	955	945,622
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	1,975,840
Carlsbad Unified School District, GO, Election of 2006, Series B, 5.50%, 5/01/34 (a)	5,000	3,742,750
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,431,602
Series A-1, 5.75%, 3/01/34	1,150	1,197,208
Coast Community College District, GO, CAB, Election of 2002, Series C, 4.21%, 8/01/31 (a)	2,800	2,886,072
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	6,110	6,439,573
Grossmont Union High School District, GO, CAB, Election of 2004, 5.47%, 8/01/31 (c)	5,000	1,892,800
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 5.40%, 8/01/30 (c)	10,030	4,054,226
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 5.47%, 8/01/34 (a)	4,125	2,705,876
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	770	801,778

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/13 (b)	$3,465	$3,492,824
Mount San Antonio Community College District, GO, Refunding, Convertible CAB, Election of 2008, 0.00%, 8/01/43 (a)(d)	1,945	852,980
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,689,735
5.00%, 2/01/31	1,200	1,252,848
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2007, Series B, 5.74%, 8/01/36 (c)	5,000	1,360,450
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 5.70%, 8/01/37 (c)	4,005	1,039,057
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 5.23%, 8/01/34 (a)	10,000	7,740,600
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	3,000	3,042,510
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 5.74%, 7/01/38 (c)	2,200	537,064
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 5.41%, 7/01/31 (c)	1,725	662,866
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,006,101
San Jose Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15	2,825	3,081,227
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	923,265
5.00%, 8/01/38	760	775,565
State of California, GO, 5.50%, 4/01/28	5	5,147
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,000	2,037,440
5.00%, 9/01/41	2,300	2,330,429
5.00%, 10/01/41	1,300	1,317,316
State of California, GO, Various Purpose:
5.50%, 3/01/40	2,000	2,113,940
5.00%, 4/01/42	1,500	1,518,840
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	1,825	1,917,619
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 5.74%, 8/01/36 (c)	15,000	4,081,350

		88,125,485
Colorado — 0.4%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	1,978,157
Florida — 8.9%
City of Jacksonville Transportation, Refunding RB, Series A, 5.00%, 10/01/30	380	397,024
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,765	4,861,539
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,367,309
5.38%, 10/01/32	1,700	1,720,978
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,802,260
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	8,200	7,858,716
Miami International Airport, Series A, 5.50%, 10/01/36	6,490	6,775,300
Subordinate Special Obligation, Series B, 5.00%, 10/01/37	1,705	1,669,758
Florida Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,436,481

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	$1,395	$1,492,789
5.38%, 10/01/29	1,900	2,032,487
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,411,212
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,845,152
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	385,508
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	777,525
(AMBAC), 5.00%, 10/01/36	1,500	1,512,240

		40,346,278
Georgia — 3.0%
Augusta Georgia Water & Sewerage, RB (AGM), 5.25%, 10/01/34	5,000	5,186,300
Burke County Development Authority, Refunding RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,286,426
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C (AGM), 5.00%, 1/01/33	5,000	5,129,300

		13,602,026
Illinois — 19.0%
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	840	859,858
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	5,500	5,721,650
Series B-2, AMT (AGM), 5.75%, 1/01/23	3,400	3,466,946
Series B-2, AMT (AGM), 5.75%, 1/01/24	4,000	4,076,560
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien (concluded):
Series B-2, AMT (Syncora), 6.00%, 1/01/29	3,300	3,352,041
City of Chicago Illinois, GO:
CAB, City Colleges (NPFGC), 5.47%, 1/01/31 (c)	13,000	5,078,710
Park District, Harbor Facilities, Series C, 5.25%, 1/01/40	750	776,498
City of Chicago Illinois, Refunding GARB, O’Hare International Airport:
Passenger Facility Charge, Series B, AMT, 5.00%, 1/01/31	7,500	7,354,425
Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/21	2,665	2,718,593
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, Series A (AMBAC), 5.00%, 11/01/36	1,500	1,493,760
City of Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	2,154,120
City of Chicago Illinois Board of Education, GO, Unlimited Tax, Series A, 5.50%, 12/01/39	3,180	3,280,488
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	388,447
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	440	451,392
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	908,573
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,755	2,636,122
Illinois Sports Facilities Authority, RB, State Tax Supported, Convertible CABS (AMBAC), 5.50%, 6/15/30	26,525	28,153,104
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 5.46%, 6/15/30 (c)	15,000	6,044,700

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.15%, 6/15/44 (c)	$4,625	$712,805
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	982,026
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,533,728
State of Illinois, GO:
5.50%, 7/01/33	1,100	1,114,201
5.50%, 7/01/38	590	594,903

		85,853,650
Indiana — 1.9%
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	1,400	1,435,392
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	1,190	1,117,993
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	690	617,391
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	1,150	1,153,530
Series B, 5.75%, 1/01/34	550	558,476
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,372,813
(AGC), 5.25%, 1/01/29	2,350	2,461,390

		8,716,985
Iowa — 3.6%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	7,700	8,095,318
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,135	2,284,301
5.70%, 12/01/27	2,135	2,270,060
5.80%, 12/01/29	1,315	1,390,468
5.85%, 12/01/30	2,040	2,155,423

		16,195,570
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A:
5.00%, 2/01/43	1,910	1,881,025
4.00%, 2/01/48	1,910	1,574,260
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,973,070
Terrebonne Levee & Conservation District, RB, Public Improvement Sales Tax Bonds, 5.00%, 7/01/38	470	464,699

		5,893,054
Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.25%, 11/15/27	455	444,958
Massachusetts — 2.4%
Massachusetts HFA, RB, S/F Housing, Series 124, AMT, 5.00%, 12/01/31	2,495	2,515,035
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,050,130
5.35%, 12/01/42	1,525	1,557,818
Massachusetts School Building Authority, RB, Dedicated Sales Tax Bonds, Senior Series A, 5.00%, 5/15/43	1,720	1,787,372
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	1,918,908

		10,829,263
Michigan — 6.8%
City of Detroit Michigan, Refunding RB, Second Lien:
Sewage Disposal System, Series E (BHAC), 5.75%, 7/01/31	8,300	8,347,144
Water Supply System, Series D (NPFGC), 5.00%, 7/01/33	1,000	909,480
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	2,500	2,668,275

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39 (d)	$1,000	$989,820
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,256,196
Series I-A, 5.38%, 10/15/41	1,000	1,039,920
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,445,753
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,275	1,316,642
Michigan Strategic Fund, Refunding RB, Detriot Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,700	1,700,051
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	4,237,693
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	3,350	3,640,445

		30,551,419
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,109,806
Missouri — 0.1%
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/44	420	404,544
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,001,380
Nevada — 2.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,249,119
County of Clark Nevada, ARB, Subordinate Lien, Series A-2 (NPFGC):
5.00%, 7/01/30	1,000	1,024,110
5.00%, 7/01/36	9,350	9,362,248

		11,635,477
New Jersey — 5.6%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14	1,285	1,344,213
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,729,172
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	848,032
5.75%, 12/01/27	375	395,299
5.75%, 12/01/28	400	419,932
5.88%, 12/01/33	1,980	2,045,637
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,655	1,522,848
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	500	507,890
New Jersey Transportation Trust Fund Authority, RB, Transportation System Series A:
5.00%, 6/15/42	2,470	2,501,641
(NPFGC), 5.75%, 6/15/25	2,000	2,359,120
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	640	659,379

		25,333,163
New York — 2.6%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,061,710
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,237,500
New York State HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	3,350	3,409,797
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	2,815	2,871,075
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 4.50%, 4/01/37	2,270	2,119,363

		11,699,445

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 1.0%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A, 5.00%, 5/01/42	$1,000	$976,080
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	827,566
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	475	476,454
Ohio State Turnpike Commission, RB, Infrastructure Project, Junior Lien Series A-1 (d):
5.25%, 2/15/32	950	992,750
5.25%, 2/15/33	1,325	1,379,444

		4,652,294
Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	775	863,769
5.50%, 12/01/41	6,000	6,317,220

		7,180,989
Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	4,310	4,390,425
6.00%, 8/01/42	5,000	4,993,150
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 6.60%, 8/01/41 (c)	28,000	4,541,600
First Sub-Series C, 6.00%, 8/01/39	1,050	1,048,624
First Sub-Series C, 5.50%, 8/01/40	1,630	1,519,633

		16,493,432
South Carolina — 0.7%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	354,890
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,603,550

		2,958,440
Tennessee — 0.8%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	3,520	3,722,400
Texas — 12.3%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,203,820
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,239,709
City of San Antonio Texas, RB, Texas Electric & Gas Systems, Junior Lien, 5.00%, 2/01/38	760	787,330
Comal IDS, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,640,950
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,225	7,817,205
5.00%, 11/01/42	1,500	1,416,345
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,081,904
Mansfield ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,460,816
Midland County Fresh Water Supply District No. 1, Refunding RB, CAB, City of Midland Project, Series A, 5.12%, 9/15/36 (c)	2,870	891,766
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	3,380	3,811,322
System (NPFGC), 5.75%, 1/01/40	12,300	13,099,623
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	2,155	1,801,020
CAB, 5.00%, 9/15/35 (c)	3,530	1,183,044
CAB, 5.04%, 9/15/36 (c)	6,015	1,902,845
CAB, 5.07%, 9/15/37 (c)	4,305	1,285,559
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/31	1,600	1,525,904

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A, 5.00%, 8/15/41	$5,500	$5,268,120

		55,417,282
Utah — 2.5%
Salt Lake City Corp., Refunding RB, IHC Hospitals, Inc. (NPFGC), 6.30%, 2/15/15 (e)	10,490	11,101,252
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (f)	45	46,252
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	2,000	2,075,520
Washington Health Care Facilities Authority, RB:
Multicare Health System, Series B, 5.00%, 8/15/44	4,000	3,919,600
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,498,678
Providence Health & Services, Series A, 5.25%, 10/01/39	850	861,382
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	1,155	1,134,048

		9,489,228
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	1,850	1,879,785
Total Municipal Bonds — 109.5%		494,092,580

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Arizona — 2.4%
Phoenix Civic Improvement Corp., RB, Civic Plaza Expansion Project, Series A, 5.00%, 7/01/37	8,000	8,014,160
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,750	2,824,470

		10,838,630
California — 5.0%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,236,600
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,120	6,372,573
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	2,639	3,055,012
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	562,736
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	5,170	5,367,804

		22,594,725
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	1,220	1,314,739
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (h)	1,320	1,479,346
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,469,972

		4,949,318
Florida — 15.0%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (h)	2,700	2,773,845
5.00%, 10/01/37	6,000	6,026,460
County of Miami-Dade Florida, RB, Water and Sewer System (AGM), 5.00%, 10/01/39	12,729	12,895,968
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	2,390	2,417,342

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Florida (concluded)
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	$6,300	$6,816,348
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37 (h)	2,399	2,483,820
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	6,270,272
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,718,157
Miami-Dade County School Board, COP, Refunding, 5.25%, 5/01/27	11,350	12,336,542
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,544	3,757,003
(NPFCG), 5.00%, 8/01/31	5,000	5,144,000
(NPFGC), 5.00%, 8/01/30	2,000	2,076,860

		67,716,617
Hawaii — 1.4%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (b)	6,000	6,261,360
Illinois — 8.2%
City of Chicago Illinois, RB, Motor Fuel Tax, Series A (AGC), 5.00%, 1/01/38	4,000	4,006,120
City of Chicago Illinois, Refunding RB:
Sales Tax, Series A, 5.00%, 1/01/41	1,140	1,152,437
Waterworks, Second Lien (AGM), 5.25%, 11/01/33	14,429	14,725,854
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	2,878	2,912,244
Series B, 5.50%, 1/01/33	2,000	2,154,013
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	360	362,905
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42 (h)	6,000	5,338,440
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (h)	6,198	6,479,273

		37,131,286
Massachusetts — 3.8%
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (b)	2,123	2,236,827
5.00%, 8/15/30	14,377	15,147,974

		17,384,801
Michigan — 1.8%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	8,100	8,017,542
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (h)	5,007	5,381,371
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,759,991

		8,141,362
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (h)	2,581	2,679,796
New York — 8.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,223,666
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,897,640
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution, Series CC, 5.00%, 6/15/47	7,640	7,837,188
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,728,469
New York State Thruway Authority, Refunding RB, Series G (AGM), 5.00%, 1/01/32	10,000	10,379,100
Port Authority of New York & New Jersey, RB, Series 169, AMT, 5.00%, 10/15/34	10,830	11,040,968

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (h)	$1,500	$1,622,820

		38,729,851
North Carolina — 0.5%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	2,149	2,181,661
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	825,154
South Carolina — 1.1%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (h)	4,695	5,037,500
Texas — 4.1%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,312,528
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	5,084,828
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (h)	4,496	4,282,873
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (h)	2,000	2,100,580
Tarrant County Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	874,207

		18,655,016
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	476,341
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,611,785
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.25%, 4/01/39	2,000	2,043,060
5.00%, 4/01/42	640	630,368

		2,673,428
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 57.2%		258,220,912
Total Long-Term Investments (Cost — $737,645,087) — 166.7%		752,313,492

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	6,334,897	6,334,897
Total Short-Term Securities (Cost — $6,334,897) — 1.4%		6,334,897
Total Investments (Cost — $743,979,984*) — 168.1%		758,648,389
Other Assets Less Liabilities — 0.9%		4,184,312
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.9%)		(134,885,577)
VRDP Shares, at Liquidation Value — (39.1%)		(176,600,000)

Net Assets Applicable to Common Shares — 100.0%		$451,347,124

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$610,800,215

Gross unrealized appreciation	$27,746,875
Gross unrealized depreciation	(14,737,476)

Net unrealized appreciation	$13,009,399

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc	$2,372,194	$1,024
Morgan Stanley	989,820	5,720
RBC Capital Markets	852,980	45,260

(e)	Security is collateralized by municipal or US Treasury obligations.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $24,725,000.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	802,157	5,532,740	6,334,897	$299

(j)	Represents the current yield as of report date.

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HAD	Housing Development Authority
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
	EDA	Economic Development Authority	Radian	Radian Guaranty, Inc.
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	GAB	Grant Anticipation Bonds	S/F	Single-Family
	GARB	General Airport Revenue Bonds	Syncora	Syncora Guarantee
	GO	General Obligation Bonds

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$752,313,492	—	$752,313,492
Short-Term Securities	$6,334,897	—	—	6,334,897

Total	$6,334,897	$752,313,492	—	$758,648,389

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(11,336)	—	$(11,336)
TOB trust certificates	—	(134,838,775)	—	(134,838,775)
VRDP Shares	—	(176,600,000)	—	(176,600,000)

Total	—	$(311,450,111)	—	$(311,450,111)

There were no transfers between levels during the period ended July 31, 2013.

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: September 24, 2013